Equity Investment in OCHL (Details) - USD ($)	8 Months Ended	12 Months Ended
	Nov. 24, 2016	Mar. 31, 2017	Mar. 31, 2016
Equity Investments in OCHL [Abstract]
Initial Investment at beggining	$ 4,889,515	$ 4,889,515	$ 4,478,962
50% share of net income for the period	132,832		410,553
Initial Investment at ending	5,022,347		4,889,515
Proceeds received	(2,182,274)
Liability extinguished	$ (50,000)
Gain (Loss) on Sale of Investments		$ (2,790,073)